Commitments and Contingencies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 MOP (MOP$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Concession and subconcession [Line Items]
Annual premium, fixed portion (patacas converted to USD at balance sheet date)	MOP$ 30,000,000	$ 4,000,000
Annual premium, variable portion, minimum (patacas converted to USD at balance sheet date)	MOP$ 45,000,000	$ 6,000,000
Gaming tax on gross gaming revenues [Member]
Concession and subconcession [Line Items]
Gaming tax rates	35.00%	35.00%
Additional tax on gross gaming revenues [Member]
Concession and subconcession [Line Items]
Gaming tax rates	4.00%	4.00%
Gaming Table Reserved [Member]
Concession and subconcession [Line Items]
Annual premium, variable portion, per unit (patacas converted to USD at balance sheet date)	MOP$ 300,000	$ 37,570
Gaming Table Not Reserved [Member]
Concession and subconcession [Line Items]
Annual premium, variable portion, per unit (patacas converted to USD at balance sheet date)	150,000	18,785
Electrical Or Mechanical Gaming Machine [Member]
Concession and subconcession [Line Items]
Annual premium, variable portion, per unit (patacas converted to USD at balance sheet date)	MOP$ 1,000	125
Not later than one year [member]
Concession and subconcession [Line Items]
Subconcession minimum future payments		41,000,000	$ 42,000,000
Later than one year and not later than two years [member]
Concession and subconcession [Line Items]
Subconcession minimum future payments		$ 21,000,000	42,000,000
Later than two years and not later than three years [member]
Concession and subconcession [Line Items]
Subconcession minimum future payments			$ 21,000,000